Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The Company’s long-term debt obligations consist of the following:

	December 31, 2024			December 31, 2023
($ in millions)	Principal	Debt issuance cost, net	Total	Principal	Debt issuance cost, net	Total
6.500% Senior Secured U.S. Dollar Notes due February 2025	—	—	—	500	(1)	499
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(2)	748	750	(3)	747
3.500% Senior Secured Euro Notes due June 2026	779	(2)	777	829	(3)	826
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(2)	748	750	(3)	747
2.375% Senior Secured Euro Notes due April 2028	519	(2)	517	553	(3)	550
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(4)	746	750	(5)	745
4.250% Senior Secured Euro Notes due March 2030	519	(6)	513	—	—	—
Senior Secured Notes	4,068	(18)	4,050	4,131	(18)	4,113

Euro Term Loan Facilities due January 2027	623	(5)	619	884	(8)	876
Revolving Credit Facility A due July 2027	163	(6)	157	216	(9)	207
Revolving Credit Facility B due July 2027	334	(6)	328	467	(9)	458
Long-term debt, less current portion	5,188	(35)	5,153	5,699	(44)	5,655

Euro Term Loan Facilities due January 2027	208	—	208	—	—	—
Current portion of long-term debt	208	—	208	—	—	—

Short-term borrowings	—	—	—	16	—	16

Total debt	5,396	(35)	5,361	5,714	(44)	5,671

At December 31, 2024 and December 31, 2023, there were no debt issuance costs, net recorded as other non-current assets in the Consolidated Balance Sheets.

Summary of Payments due under Significant Contractual Commitments
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2024 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2025	—	208	208
2026	750	987	1,737
2027	1,093	569	1,662
2028	—	519	519
2029	750	—	750
2030 and thereafter	—	519	519
Total principal payments	2,593	2,803	5,396
The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

Schedule of Senior Secured Notes

Description	Principal (in millions)	Effective Interest Rate	Issuer	Redemption
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	+
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	+
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	++
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	+
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	+
4.250% Senior Secured Euro Notes due March 2030	€500	4.48%	IGT Lottery Holdings B.V.	+

+    The issuer of the debt (the “Issuer”) may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Issuer may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Issuer may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Issuer will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2024 and 2023 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2024	111	1.06%
December 31, 2023	111	1.07%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Schedule of Interest Expense

	For the year ended December 31,
($ in millions)	2024	2023	2022
Senior Secured Notes	132	143	188
Revolving Credit Facilities	53	42	21
Term Loan Facilities	22	26	11
Other	7	6	4
Interest expense	215	217	224
Interest income	(9)	(10)	(8)
Interest expense, net	206	207	216